Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Vers
us
Performanc
e
The following provides information regarding compensation actually paid to the Company’s Chief Executive Officer and our other NEOs along with the cumulative total shareholder return of the Company and a peer group index, the Company’s net income and fully-diluted earnings per share, which is the most important financial performance measure (that is not otherwise disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for 2022, to Company performance. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year.

					Value of Initial Fixed $100 Investment (3) Based On:

Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO	Average Summary Compensation Table total for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs (2) ($)	Cumulative TSR (Company) ($)	Cumulative TSR (Peer Group) ($)	Measurement Period	Net Income ($ in thousands)	Fully- Diluted Earnings Per Share ($)
2022	$2,773,658	$(3,002,778)	$1,335,632	$(1,976,371)	$128.54	$101.92	3 years	$102,311	$3.96
2021	$2,444,169	$8,422,937	$742,621	$3,220,220	$313.20	$124.84	2 years	$112,974	$4.35
2020	$1,448,058	$2,167,082	$710,422	$1,056,740	$127.70	$89.37	1 year	$64,024	$2.53

(1)
Aaron P. Graft served as our President and Chief Executive Officer for each of the years presen te
d in the table. Compensation actually paid to Mr. Graft for each the years presented in the table, as calculated in accordance with SEC regulations, was as follows:

	2022 ($)	2021 ($)	2020 ($)

Total compensation in Summary Compensation Table	$2,773,658	$2,444,169	$1,448,058

Minus: aggregate change in pension value	$—	$—	—

Minus: stock awards reported in Summary Compensation Table	$(1,548,900)	$(1,231,952)	$(370,115)

Plus: fair value* at fiscal year-end of unvested stock awards granted during covered fiscal year	$731,351	$1,716,562	$908,136

Plus/Minus: change in fair value* at fiscal year-end of unvested stock awards granted in any prior fiscal year	$(2,833,766)	$5,280,948	$203,729

Plus/Minus: change in fair value at vesting date of stock awards granted in any prior fiscal year	$(2,125,121)	$213,210	$(22,726)

Minus: stock awards forfeited during covered fiscal year	—	$—	$—

Compensation actually paid	$(3,002,778)	$8,422,937	$2,167,082

*
We used a Monte Carlo simulation to determine the grant date fair value of our 2018 through 2022 equity awards that would vest based on th
e Company’s t
otal shareholder return and revalued those awards as of the end of the year for the interim years during the performance period (as applicable) using the same valuation methodology for purposes of this table. We remeasured the fair value at the end of the applicable performance periods and vesting dates based on the payout resulting from th
e Company’s a
ctual relative TSR and the closing price o
f Company c
ommon stock on the vesting date, as previously disclosed in the Company’s prior proxy statements related the applicable vesting period. The remeasured year end fair value of the April 2018 awards was $25.91 per share as of December 31, 2019, $63.71 per share as of December 31, 2020, $207.09 per share as of December 31, 2021 and $48.62 per share as of December 31, 2022. The remeasured fair value of the May 2018 awards was $29.92 per share as of December 31, 2019, $66.54 per share as of December 31, 2020, $207.09 per share as of December 31, 2021 and $56.01 per share as of December 31, 2022. The remeasured fair value of the 2019 awards was $49.01 as of December 31, 2019, $79.16 per share as of December 31, 2020, and 208.28 as of December 31, 2021. The remeasured fair value of the 2020 awards was $72.68 as of December 31, 2020, $207.64 per share as of December 31, 2021, and $62.90 as of December 31, 2022. The remeasured fair value of the 2021 awards was $161.32 as of December 31, 2021, and $11.58 as of December 31, 2022. The remeasured fair value of the 2022 bank peer group award was $29.20 as of December 31, 2022. The remeasured fair value of the 2022 fintech peer group award was $22.09 as of December 31, 2022.

We used a Black-Scholes valuation to determine the fair value of any unvested 2016-2022 option awards as of December 31, 2019-2022 and to determine the fair value of any shares that vested during 2020-2022 on the applicable vesting date. The remeasured fair value of 2016 option awards was $22.85 per option share as of December 31, 2019 and $8.67 per option share as of the April 1, 2020 vest date. The fair value of our 2017 option awards was $15.77 per option share as of December 31, 2019, $5.03 per option share as of the April 1, 2020 vest date, $25.65 per share as of December 31, 2020, and

$56.77 as of the April 1, 2021 vest date. The fair value of our April 2018 option awards was $9.70 per option share as of December 31, 2019, $3.09 per option share as of April 1, 2020 vest date, $18.28 per option share as of December 31, 2020, $45.94 per option share as of the April 1, 2021 vest date, $80.54 per option share as of December 31, 2021, and $54.36 as of the April 1, 2022 vest date. The fair value of our May 2018 option awards was $10.66 per option share as of December 31, 2019, $4.93 per option share as of the May 1, 2020 vest date, $19.40 per option share as of December 31, 2020, $54.01 per option share as of the May 1, 2021 vest date, $82.66 per option share as of December 31, 2021, and $37.31 as of the May 1, 2022 vest date. The fair value of our 2019 option awards was $15.05 per option share as of December 31, 2019, $6.05 per option share as of the May 1, 2020 vest date, $23.87 per option share as of December 31, 2020, $60.58 per option share as of the May 1, 2021 vest date, $90.10 per option share as of December 31, 2021, $43.57 as of the May 1, 2022 vest date, and $23.22 per option share as of December 31, 2022. The fair value of our 2020 option awards was $27.57 per option share as of December 31, 2020, $65.29 per option share as of the May 1, 2021 vest date, $95.05 per option share as of December 31, 2021, $48.31 per option share as of the May 1, 2022 vest date, and $29.27 per option share as of December 31, 2022. The fair value of our 2021 option awards was $57.59 per option share as of December 31, 2021, $26.90 per option share as of the May 1, 2022 vest date, and $14.16 per option share as of December 31, 2022. The fair value of our 2022 option awards was $20.81 per option share as of December 31, 2022

We remeasured the grant date fair value and the remeasured fiscal year-end
fair value of the 2019 equity awards subject to cumulative EPS performance conditions based on the probable outcome of the performance conditions as of the grant date or the last day of the fiscal year and the closing price of Company common stock on the last trading day of the year. We remeasured the fair value of such awards as of the end of the performance period based on the approved vested payout resulting from the Company’s actual performance and the closing price of the Company’s common stock on such date. The estimated payout of the portion of the 2019 awards based on cumulative EPS was 0% at December 31, 2020 and 112.5% as of December 31, 2021. The award vested 142% of target based on the Company’s cumulative earnings per share through the December 31, 2022 end of the performance period. The closing trading price of our common stock on the Nasdaq Global Select market was $38.02 as of December 31, 2019, $48.55 as of December 31, 2020, $119.08 as of December 31, 2021 and $48.87 as of December 31, 2022.

We remeasured the fair value of unvested restricted stock or restricted stock units that were subject to time based vesting from our 2016-2022 restricted stock or restricted stock unit awards as December 31, 2019-2022 using the closing price of our common stock on the last trading day of the year. The closing trading price of our common stock on the Nasdaq Global Select market was $38.02 as of December 31, 2019, $48.55 as of December 31, 2020, $119.08 as of December 31, 2021 and $48.87 as of December 31, 2022. The portion of any awards vesting during 2020-2022 were valued at the closing price of our common stock on the day of vesting as previously disclosed in the Company’s prior proxy statements related the applicable vesting period.

(2)
The other NEOs for each of the years presented in the table were as follows: for 2022, W. Bradley Voss, Edward J. Schreyer, Gail Lehmann, Todd Ritterbusch and Geoffrey P. Brenner; for 2021: W. Bradley Voss, Gail Lehmann, Adam D. Nelson, Todd Ritterbusch and R. Bryce Fowler; for 2020: W. Bradley Voss, Gail Lehmann, Adam D. Nelson and Todd Ritterbusch. Compensation actually paid to such other NEOs for each the years presented in the table, as calculated in accordance with SEC regulations, was as follows:

	2022 ($)	2021 ($)	2020 ($)

Total compensation in Summary Compensation Table	$1,335,632	$742,621	$710,422

Minus: aggregate change in pension value	$—	$—	—

Minus: stock awards reported in Summary Compensation Table	$(507,859)	$(216,783)	$(185,346)

Plus: fair value* at fiscal year-end of unvested stock awards granted during covered fiscal year	$195,655	$325,645	$454,772

Plus/Minus: change in fair value* at fiscal year-end of unvested stock awards granted in any prior fiscal year	$(1,657,082)	$2,284,988	$88,231

Plus/Minus: change in fair value at vesting date of stock awards granted in any prior fiscal year	$(954,373)	$83,749	$(11,339)

Minus : stock award s forfeited during covered fiscal year	$(388,344)	$—	$—

Compensation actually paid	$(1,976,371)	$3,220,220	$1,056,740

*	See Note 1 above for information on the remeasurement of fair value of stock awards at fiscal year-end and vesting dates.

(3)
Cumulative total shareholder return (TSR) assumes an initial investment of $100 as of the market close on December 31, 2019 in our common stock and in the common stock of companies within our peer group. TSR for our common stock was 27.70% in 2020, 145.27% in 2021 and (58.96)% in 2022, for a cumulative three-year TSR of 28.54%. A $100 investment in our common stock on December 31, 2019 would be valued at $128.54 as of December 31, 2022, which outperformed our peers. The peer group used for this purpose is the Nasdaq Bank Index.

Company Selected Measure Name	fully-diluted earnings per share
Named Executive Officers, Footnote [Text Block]	The other NEOs for each of the years presented in the table were as follows: for 2022, W. Bradley Voss, Edward J. Schreyer, Gail Lehmann, Todd Ritterbusch and Geoffrey P. Brenner; for 2021: W. Bradley Voss, Gail Lehmann, Adam D. Nelson, Todd Ritterbusch and R. Bryce Fowler; for 2020: W. Bradley Voss, Gail Lehmann, Adam D. Nelson and Todd Ritterbusch. Compensation actually paid to such other NEOs for each the years presented in the table, as calculated in accordance with SEC regulations, was as follows
Peer Group Issuers, Footnote [Text Block]	Cumulative total shareholder return (TSR) assumes an initial investment of $100 as of the market close on December 31, 2019 in our common stock and in the common stock of companies within our peer group. TSR for our common stock was 27.70% in 2020, 145.27% in 2021 and (58.96)% in 2022, for a cumulative three-year TSR of 28.54%. A $100 investment in our common stock on December 31, 2019 would be valued at $128.54 as of December 31, 2022, which outperformed our peers. The peer group used for this purpose is the Nasdaq Bank Index.
PEO Total Compensation Amount	$ 2,773,658	$ 2,444,169	$ 1,448,058
PEO Actually Paid Compensation Amount	$ (3,002,778)	8,422,937	2,167,082
Adjustment To PEO Compensation, Footnote [Text Block]
(1)
Aaron P. Graft served as our President and Chief Executive Officer for each of the years presen te
d in the table. Compensation actually paid to Mr. Graft for each the years presented in the table, as calculated in accordance with SEC regulations, was as follows:

	2022 ($)	2021 ($)	2020 ($)

Total compensation in Summary Compensation Table	$2,773,658	$2,444,169	$1,448,058

Minus: aggregate change in pension value	$—	$—	—

Minus: stock awards reported in Summary Compensation Table	$(1,548,900)	$(1,231,952)	$(370,115)

Plus: fair value* at fiscal year-end of unvested stock awards granted during covered fiscal year	$731,351	$1,716,562	$908,136

Plus/Minus: change in fair value* at fiscal year-end of unvested stock awards granted in any prior fiscal year	$(2,833,766)	$5,280,948	$203,729

Plus/Minus: change in fair value at vesting date of stock awards granted in any prior fiscal year	$(2,125,121)	$213,210	$(22,726)

Minus: stock awards forfeited during covered fiscal year	—	$—	$—

Compensation actually paid	$(3,002,778)	$8,422,937	$2,167,082

*
We used a Monte Carlo simulation to determine the grant date fair value of our 2018 through 2022 equity awards that would vest based on th
e Company’s t
otal shareholder return and revalued those awards as of the end of the year for the interim years during the performance period (as applicable) using the same valuation methodology for purposes of this table. We remeasured the fair value at the end of the applicable performance periods and vesting dates based on the payout resulting from th
e Company’s a
ctual relative TSR and the closing price o
f Company c
ommon stock on the vesting date, as previously disclosed in the Company’s prior proxy statements related the applicable vesting period. The remeasured year end fair value of the April 2018 awards was $25.91 per share as of December 31, 2019, $63.71 per share as of December 31, 2020, $207.09 per share as of December 31, 2021 and $48.62 per share as of December 31, 2022. The remeasured fair value of the May 2018 awards was $29.92 per share as of December 31, 2019, $66.54 per share as of December 31, 2020, $207.09 per share as of December 31, 2021 and $56.01 per share as of December 31, 2022. The remeasured fair value of the 2019 awards was $49.01 as of December 31, 2019, $79.16 per share as of December 31, 2020, and 208.28 as of December 31, 2021. The remeasured fair value of the 2020 awards was $72.68 as of December 31, 2020, $207.64 per share as of December 31, 2021, and $62.90 as of December 31, 2022. The remeasured fair value of the 2021 awards was $161.32 as of December 31, 2021, and $11.58 as of December 31, 2022. The remeasured fair value of the 2022 bank peer group award was $29.20 as of December 31, 2022. The remeasured fair value of the 2022 fintech peer group award was $22.09 as of December 31, 2022.

We used a Black-Scholes valuation to determine the fair value of any unvested 2016-2022 option awards as of December 31, 2019-2022 and to determine the fair value of any shares that vested during 2020-2022 on the applicable vesting date. The remeasured fair value of 2016 option awards was $22.85 per option share as of December 31, 2019 and $8.67 per option share as of the April 1, 2020 vest date. The fair value of our 2017 option awards was $15.77 per option share as of December 31, 2019, $5.03 per option share as of the April 1, 2020 vest date, $25.65 per share as of December 31, 2020, and

$56.77 as of the April 1, 2021 vest date. The fair value of our April 2018 option awards was $9.70 per option share as of December 31, 2019, $3.09 per option share as of April 1, 2020 vest date, $18.28 per option share as of December 31, 2020, $45.94 per option share as of the April 1, 2021 vest date, $80.54 per option share as of December 31, 2021, and $54.36 as of the April 1, 2022 vest date. The fair value of our May 2018 option awards was $10.66 per option share as of December 31, 2019, $4.93 per option share as of the May 1, 2020 vest date, $19.40 per option share as of December 31, 2020, $54.01 per option share as of the May 1, 2021 vest date, $82.66 per option share as of December 31, 2021, and $37.31 as of the May 1, 2022 vest date. The fair value of our 2019 option awards was $15.05 per option share as of December 31, 2019, $6.05 per option share as of the May 1, 2020 vest date, $23.87 per option share as of December 31, 2020, $60.58 per option share as of the May 1, 2021 vest date, $90.10 per option share as of December 31, 2021, $43.57 as of the May 1, 2022 vest date, and $23.22 per option share as of December 31, 2022. The fair value of our 2020 option awards was $27.57 per option share as of December 31, 2020, $65.29 per option share as of the May 1, 2021 vest date, $95.05 per option share as of December 31, 2021, $48.31 per option share as of the May 1, 2022 vest date, and $29.27 per option share as of December 31, 2022. The fair value of our 2021 option awards was $57.59 per option share as of December 31, 2021, $26.90 per option share as of the May 1, 2022 vest date, and $14.16 per option share as of December 31, 2022. The fair value of our 2022 option awards was $20.81 per option share as of December 31, 2022

We remeasured the grant date fair value and the remeasured fiscal year-end
fair value of the 2019 equity awards subject to cumulative EPS performance conditions based on the probable outcome of the performance conditions as of the grant date or the last day of the fiscal year and the closing price of Company common stock on the last trading day of the year. We remeasured the fair value of such awards as of the end of the performance period based on the approved vested payout resulting from the Company’s actual performance and the closing price of the Company’s common stock on such date. The estimated payout of the portion of the 2019 awards based on cumulative EPS was 0% at December 31, 2020 and 112.5% as of December 31, 2021. The award vested 142% of target based on the Company’s cumulative earnings per share through the December 31, 2022 end of the performance period. The closing trading price of our common stock on the Nasdaq Global Select market was $38.02 as of December 31, 2019, $48.55 as of December 31, 2020, $119.08 as of December 31, 2021 and $48.87 as of December 31, 2022.

We remeasured the fair value of unvested restricted stock or restricted stock units that were subject to time based vesting from our 2016-2022 restricted stock or restricted stock unit awards as December 31, 2019-2022 using the closing price of our common stock on the last trading day of the year. The closing trading price of our common stock on the Nasdaq Global Select market was $38.02 as of December 31, 2019, $48.55 as of December 31, 2020, $119.08 as of December 31, 2021 and $48.87 as of December 31, 2022. The portion of any awards vesting during 2020-2022 were valued at the closing price of our common stock on the day of vesting as previously disclosed in the Company’s prior proxy statements related the applicable vesting period.

Non-PEO NEO Average Total Compensation Amount	$ 1,335,632	742,621	710,422
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,976,371)	3,220,220	1,056,740
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
The other NEOs for each of the years presented in the table were as follows: for 2022, W. Bradley Voss, Edward J. Schreyer, Gail Lehmann, Todd Ritterbusch and Geoffrey P. Brenner; for 2021: W. Bradley Voss, Gail Lehmann, Adam D. Nelson, Todd Ritterbusch and R. Bryce Fowler; for 2020: W. Bradley Voss, Gail Lehmann, Adam D. Nelson and Todd Ritterbusch. Compensation actually paid to such other NEOs for each the years presented in the table, as calculated in accordance with SEC regulations, was as follows:

	2022 ($)	2021 ($)	2020 ($)

Total compensation in Summary Compensation Table	$1,335,632	$742,621	$710,422

Minus: aggregate change in pension value	$—	$—	—

Minus: stock awards reported in Summary Compensation Table	$(507,859)	$(216,783)	$(185,346)

Plus: fair value* at fiscal year-end of unvested stock awards granted during covered fiscal year	$195,655	$325,645	$454,772

Plus/Minus: change in fair value* at fiscal year-end of unvested stock awards granted in any prior fiscal year	$(1,657,082)	$2,284,988	$88,231

Plus/Minus: change in fair value at vesting date of stock awards granted in any prior fiscal year	$(954,373)	$83,749	$(11,339)

Minus : stock award s forfeited during covered fiscal year	$(388,344)	$—	$—

Compensation actually paid	$(1,976,371)	$3,220,220	$1,056,740

*	See Note 1 above for information on the remeasurement of fair value of stock awards at fiscal year-end and vesting dates.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Financial Performance Measures
The following table lists the most important financial measures used by us to link compensation actually paid to our named executive officers for 2022 to Company Performance.

Relative Total Shareholder Return Fully-Diluted Earnings Per Share TriumphPay Payment Volume TriumphPay On-Boarded Factor Integration Market Share
For an explanation as to how these financial performance measures were used to determine 2022 pay for our chief executive officer and other named executive officers, see “Compensation Discussion and An alysi
s – 2022 Executive Compensation Program and Pay Decisions” on page
26
.

Total Shareholder Return Amount	$ 128.54	313.2	127.7
Peer Group Total Shareholder Return Amount	101.92	124.84	89.37
Net Income (Loss)	$ 102,311,000	$ 112,974,000	$ 64,024,000
Company Selected Measure Amount	3.96	4.35	2.53
PEO Name	Mr. Graft
Measurement Period	3 years	2 years	1 year
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Fully-Diluted Earnings Per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	TriumphPay Payment Volume
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	TriumphPay On-Boarded Factor Integration Market Share
PEO [Member] | Aggregate Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,548,900)	(1,231,952)	(370,115)
PEO [Member] | Plus Unvested Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	731,351	1,716,562	908,136
PEO [Member] | Plus Or Minus Unvested Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,833,766)	5,280,948	203,729
PEO [Member] | Stock Awards Forefeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Vesting Date Of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,125,121)	213,210	(22,726)
Non-PEO NEO [Member] | Aggregate Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(507,859)	(216,783)	(185,346)
Non-PEO NEO [Member] | Plus Unvested Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	195,655	325,645	454,772
Non-PEO NEO [Member] | Plus Or Minus Unvested Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,657,082)	2,284,988	88,231
Non-PEO NEO [Member] | Stock Awards Forefeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(388,344)	0	0
Non-PEO NEO [Member] | Vesting Date Of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (954,373)	$ 83,749	$ (11,339)